LONG TERM LOANS	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
LONG-TERM LOANS
NOTE 7   -      LONG TERM LOANS

A.	Composed as follows:

	December 31,
	2 0 1 6	2 0 1 5

Loans from banks	-	373

In June 2010, the Company signed new agreements with Bank Le'umi Le'Israel Ltd and Bank Hapoalim Ltd (the "Banks"), for the restructuring of its bank debt. Pursuant to the agreements with the Banks, the Banks forgave approximately $2.4M of debt from the Company and its subsidiary ScanMaster Systems (IRT) Ltd. ("ScanMaster Ltd."), and have agreed to the repayment by the Company of $1 million over 5 years and a further $600 thousands over 10 years.

In May 2010 the Company signed agreements with its major shareholders to loan US $100 thousands. The loan is repayable upon fulfillment of certain conditions (as further elaborated in the agreement) aimed to ensure the Company achieved financial stability prior to repayment.

Further, the Company's major shareholders agreed to delay payment of the first US $100 thousands of their salary until July 2011, at which time the company shall repay them in three equal monthly installments. In September 2016, the Company repay all its banks loans.

In May 2010 the Company signed loan agreement with Mivtach (former Shareholder) of approximately $850 thousands to which the Company will repay the loan over five years in equal quarterly installments, plus interest at the US Dollar annual LIBOR rate. The Company pay the last payment in October 2015.

B.	The liabilities (net of current maturities) mature in the following years after the balance sheet dates:

	December 31,
	2 0 1 6	2 0 1 5

2016	-	149
2017	-	149
2018 and thereafter	-	75
	-	373